Commitments	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Commitments

23. COMMITMENTS

Capital Commitments

Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As of December 31, 2021	As of December 31, 2022
Capital	$15,641	$1,311
Inventory	43,573	7,022
Total	$59,214	$8,333

The capital commitments relate to contracts to purchase property, plant and equipment